UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21913

                             BHR INSTITUTIONAL FUNDS
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, Pa 19312
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Brian Ferko
                              BHR Fund Advisors, LP
                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, Pa 19312
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-854-0900


                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

SCHEDULE OF INVESTMENTS  December 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
ARK Concentrated Growth Fund

                                                NUMBER OF         MARKET
                                                 SHARES           VALUE
                                               ----------       ---------
COMMON STOCKS - 97.1%

CONSUMER DISCRECTIONARY - 21.5%

Electronic Arts, Inc.*                                722       $  36,360
Google, Inc., Class A*                                 55          25,326
Sears Holdings Corp.*                                  72          12,091
Staples, Inc.                                         435          11,614
Starwood Hotels & Resorts Worldwide, Inc.             305          19,062
Urban Outfitters, Inc.*                               721          16,605
                                                                ---------
                                                                  121,058
                                                                ---------

CONSUMER STAPLES - 10.7%

Altria Group, Inc.                                    265          22,742
Procter & Gamble Co.                                  391          25,130
Walgreen Co.                                          270          12,390
                                                                ---------
                                                                   60,262
                                                                ---------

FINANCIALS - 10.2%

American Express Co.                                  375          22,751
Morgan Stanley                                        155          12,622
Paychex, Inc.                                         283          11,190
Western Union Co. (The)                               500          11,210
                                                                ---------
                                                                   57,773
                                                                ---------

HEALTH CARE - 17.5%

Allergan, Inc.                                        110          13,171
Amgen, Inc.*                                          160          10,930
Biogen Idec, Inc.*                                    273          13,429
Genentech, Inc.*                                      214          17,362
Medco Health Solutions, Inc.*                         470          25,117
St. Jude Medical, Inc.*                               507          18,536
                                                                ---------
                                                                   98,545
                                                                ---------

INDUSTRIALS - 9.8%

Boeing Co.                                            145          12,882
General Electric Co.                                  500          18,605
Union Pacific Corp.                                   140          12,883
US Airways Group, Inc.*                               202          10,878
                                                                ---------
                                                                   55,248
                                                                ---------

INFORMATION TECHNOLOGY - 25.0%

Apple, Inc.*                                          120          10,181
Broadcom Corp., Class A*                              370          11,955
Corning, Inc.*                                        899          16,820
Microsoft Corp.                                     1,320          39,415
National Semiconductor Corp.                          460          10,442
QUALCOMM, Inc.                                        945          35,711
SanDisk Corp.*                                        375          16,136
                                                                ---------
                                                                  140,660
                                                                ---------

MATERIALS - 2.4%

Alcoa, Inc.                                           459       $  13,775
                                                                ---------

TOTAL INVESTMENTS - 97.1%
   (Cost $537,032**)                                              547,321

OTHER ASSETS LESS LIABILITIES - 2.9%                               16,181
                                                                ---------
NET ASSETS - 100.0%                                             $ 563,502
                                                                =========
-------------
* Non-income producing security
**Aggregate cost is $537,032 and
   Net unrealized appreciation is as follows:

Gross unrealized appreciation                                   $  19,399
Gross unrealized depreciation                                      (9,110)
                                                                ---------
    Net unrealized appreciation                                 $  10,289
                                                                =========

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2006 (UNAUDITED)

NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00p.m. ET if a security's primary exchange is normally open at this time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using the methods approved by the Trust's Board of Trustees.

NOTE B. TAX DISCLOSURE - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2006.

For additional information regarding the investment policies of the Fund, refer to the Statement of Additional Information in the N-1A filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        BHR INSTITUTIONAL FUNDS

By (Signature and Title)*           /S/ PETER MORAN
                                    ----------------------------------------
                                    Peter Moran, President
                                    (principal executive officer)

Date                                2/22/07


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ PETER MORAN
                                    ----------------------------------------
                                    Peter Moran, President
                                    (principal executive officer)

Date                                2/22/07


By (Signature and Title)*           /S/ JOHN LEVEN
                                    ----------------------------------------
                                    John Leven, Treasurer
                                    (principal financial officer)

Date                                2/22/07



* Print the name and title of each signing officer under his or her signature.